Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Oct. 17, 2012 CNY
Goodwill [Line Items]
Goodwill	99,316,001	99,316,001		$ 16,405,835	77,114,041
Goodwill impairment losses